Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 39.5%
	Financials — 18.1%
$3,144,000	American Express Co., Ser B, (3M LIBOR +3.428%), 3.820%(A)(B)	$2,671,803
4,037,000	Ares Capital Corp., 3.250%, 7/15/25	3,917,957
5,821,000	Bank of New York Mellon Corp.(The), Ser G, 4.700%(B)	6,053,840
15,710,000	Charles Schwab Corp.(The), Ser G, 5.375%(B)	16,783,307
7,814,000	Citigroup, Inc., Ser Q, 5.950%(B)	7,455,103
7,655,000	Citigroup, Inc., Ser V, 4.700%(B)	6,803,381
3,666,000	Citizens Financial Group, Inc., Ser A, (3M LIBOR +3.960%), 4.260%(A)(B)	3,134,430
12,391,000	Citizens Financial Group, Inc., Ser F, 5.650%(B)	12,557,907
16,564,000	Huntington Bancshares, Inc., Ser F, 5.625%(B)	16,993,008
4,013,000	Lincoln National Corp., (3M LIBOR +2.358%), 2.743%, 5/17/66(A)	2,668,645
1,278,000	Lincoln National Corp., (3M LIBOR +2.040%), 3.175%, 4/20/67(A)	840,285
8,414,000	MetLife, Inc., Ser C, (3M LIBOR +3.575%), 3.888%(A)(B)	7,593,635
3,473,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/25	3,393,041
13,136,000	Regions Financial Corp., Ser D, 5.750%(B)	13,464,400
9,627,000	Reinsurance Group of America, Inc., (3M LIBOR +2.665%), 2.978%, 12/15/65(A)	7,557,195
11,043,000	Truist Financial Corp., Ser Q, 5.100%(B)	11,403,002

		123,290,939

	Consumer Discretionary — 9.5%
7,624,000	Carnival Corp., 144a, 11.500%, 4/1/23	8,272,040
18,365,000	General Motors Co., (3M LIBOR +0.900%), 1.210%, 9/10/21(A)	18,162,985
4,953,000	General Motors Financial Co., Inc., 5.200%, 3/20/23	5,293,351
24,491,000	Macy’s, Inc., 144a, 8.375%, 6/15/25	24,380,546
8,434,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	8,623,765

		64,732,687

	Energy — 5.7%
19,263,000	BP Capital Markets PLC (United Kingdom), 4.875%(B)	19,889,047
761,000	Energy Transfer Operating LP, (3M LIBOR +3.018%), 3.704%, 11/1/66(A)	418,550
5,586,000	Energy Transfer Operating LP, Ser G, 7.125%(B)	4,776,030
11,421,000	MPLX LP, Ser B, 6.875%(B)	10,164,690
7,601,000	Occidental Petroleum Corp., 4.324%, 10/10/36#	3,192,420

		38,440,737

	Industrials — 3.0%
19,069,000	Boeing Co.(The), 4.508%, 5/1/23	20,145,037

	Utilities — 2.8%
1,699,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 2.973%, 3/30/67(A)	1,274,250
17,588,000	Sempra Energy, 4.875%(B)	17,697,925

		18,972,175

	Materials — 0.4%
2,887,000	United States Steel Corp., 144a, 12.000%, 6/1/25	2,959,175

	Total Corporate Bonds	$268,540,750

Shares
	Preferred Stocks — 21.9%
	Financials — 15.1%
597,440	AGNC Investment Corp., Ser F, 6.125%(B)	12,271,418
190,829	AllianzGI Convertible &, Income Fund, Ser A, 5.625%(B)	4,900,489
493,052	Annaly Capital Management, Inc., Ser I, 6.750%(B)	10,423,119

Shares		Market Value
	Financials — (Continued)
159,126	Apollo Global Management, Inc., Ser A, 6.375%(B)	$4,086,356
511,736	Ares Management Corp., Ser A, 7.000%(B) †	12,967,390
56,756	Bank of America Corp., Ser CC, 6.200%(B)	1,452,954
217,122	Bank of America Corp., Ser EE, 6.000%(B)	5,610,432
104,910	Bank of America Corp., Ser GG, 6.000%(B)	2,858,797
19,145	Capital One Financial Corp., Ser F, 6.200%(B)	482,454
355,760	GMAC Capital Trust I, Ser 2, (3M LIBOR +5.785%), 6.177%, 2/15/40(A)	7,976,139
283,325	Hartford Financial Services Group, Inc. (The), 7.875%, 4/15/42	7,542,111
4,920	JPMorgan Chase & Co., Ser AA, 6.100%(B)	125,017
17,276	JPMorgan Chase & Co., Ser BB, 6.150%(B)	438,983
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,678,001
117,708	Oaktree Capital Group LLC, Ser A, 6.625%(B)	2,976,835
423,027	Oaktree Capital Group LLC, Ser B, 6.550%(B)	10,829,491
84,703	PartnerRe Ltd., Ser H, (Bermuda), 7.250%(B)	2,192,961
136,380	Stifel Financial Corp., 5.200%, 10/15/47†	3,496,783
86,224	Wells Fargo & Co., Ser V, 6.000%(B)	2,196,125
61,290	Wells Fargo & Co., Ser W, 5.700%(B)	1,555,540
70,650	Wells Fargo & Co., Ser Z, 4.750%(B)	1,641,906

		102,703,301

	Utilities — 4.3%
349,698	Brookfield Renewable Partners LP, Ser 17, (Canada), 5.250%(B)	8,773,923
241,181	Duke Energy Corp., Ser A, 5.750%(B)	6,492,593
172,241	Entergy Arkansas LLC, 4.900%, 12/1/52	4,306,025
107,691	Entergy Arkansas LLC, 4.750%, 6/1/63†	2,742,890
126,633	Entergy Louisiana LLC, 4.875%, 9/1/66	3,172,157
89,453	Entergy Louisiana LLC, 4.700%, 6/1/63†	2,244,376
44,918	Entergy Mississippi LLC, 4.900%, 10/1/66	1,119,357
670	Entergy New Orleans LLC, 5.000%, 12/1/52	17,031

		28,868,352

	Energy — 2.1%
22,839	Enbridge, Inc., Ser 1, (Canada), 5.949%(B)	397,627
90,996	Enbridge, Inc., Ser 5, (Canada), 5.375%(B)	1,492,334
46,849	Enbridge, Inc., Ser J, (Canada), 4.887%(B)	719,132
32,865	Enbridge, Inc., Ser L, (Canada), 4.959%(B)	512,694
548,991	Energy Transfer Operating LP, Ser E, 7.600%(B)	11,287,255

		14,409,042

	Communication Services — 0.4%
69,235	AT&T, Inc., 5.350%, 11/1/66	1,795,264
37,687	AT&T, Inc., 5.625%, 8/1/67†	999,836

		2,795,100

	Total Preferred Stocks	$148,775,795

Principal Amount
	Asset-Backed Securities — 13.4%
$6,036,756	ACIS CLO Ltd., Ser 2014-4A, Class A, (Cayman Islands), 144a, (3M LIBOR +1.420%), 2.107%, 5/1/26(A)	6,007,031
162,641	Ally Auto Receivables Trust, Ser 2018-1, Class A3,
	2.350%, 6/15/22	163,714
146,222	Ally Auto Receivables Trust, Ser 2018-2, Class A3, 2.920%, 11/15/22	148,087

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 13.4% (Continued)
$550,363	American Credit Acceptance Receivables Trust, Ser 2018-1, Class C, 144a, 3.550%, 4/10/24	$551,821
3,797,517	American Homes 4 Rent Trust, Ser 2014-SFR2, Class A, 144a, 3.786%, 10/17/36	4,078,676
1,318,823	AmeriCredit Automobile Receivables, Ser 2015-4, Class D, 3.720%, 12/8/21	1,319,755
1,447,500	AMMC CLO XII Ltd., Ser 2013-12A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.650%), 1.098%, 11/10/30(A)	1,447,475
653,711	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	661,233
4,836,460	Barings BDC Static CLO Ltd., Ser 2019-1A, Class A1, (Cayman Islands), 144a, (3M LIBOR +1.020%), 2.239%, 4/15/27(A)	4,816,563
73,097	Canadian Pacer Auto Receivables Trust, Ser 2018-2A, Class A2B, (Canada), 144a, (1M LIBOR +0.180%), 0.374%, 6/21/21(A)	73,093
230,000	Capital One Multi-Asset Execution Trust, Ser 2015-A8, Class A8, 2.050%, 8/15/23	231,107
130,000	Capital One Prime Auto Receivables Trust, Ser 2019-1, Class A3, 2.510%, 11/15/23	133,403
657,669	CarMax Auto Owner Trust, Ser 2017-3, Class A3, 1.970%, 4/15/22	660,841
482,213	CarMax Auto Owner Trust, Ser 2018-1, Class A3, 2.480%, 11/15/22	487,546
716,665	Columbia Cent CLO Ltd., Ser 2018-27A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 1.691%, 10/25/28(A)	716,662
183,713	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(A)(C)	188,058
277,869	CPS Auto Receivables Trust, Ser 2016-B, Class C, 144a, 4.220%, 3/15/22	278,253
1,001,914	CPS Auto Receivables Trust, Ser 2019-B, Class A, 144a, 2.890%, 5/16/22	1,005,355
2,817,918	CPS Auto Receivables Trust, Ser 2019-C, Class A, 144a, 2.550%, 9/15/22	2,834,229
98,334	CPS Auto Trust, Ser 2017-A, Class C, 144a, 3.310%, 12/15/22	98,546
150,000	CPS Auto Trust, Ser 2017-A, Class D, 144a, 4.610%, 12/15/22	152,094
195,252	Credit Acceptance Auto Loan Trust, Ser 2017-3A, Class A, 144a, 2.650%, 6/15/26	195,802
22,326	DT Auto Owner Trust, Ser 2019-1A, Class A, 144a, 3.080%, 9/15/22	22,384
1,060,768	DT Auto Owner Trust, Ser 2019-2A, Class A, 144a, 2.850%, 9/15/22	1,066,113
722,353	DT Auto Owner Trust, Ser 2019-3I, Class A, 2.550%, 8/15/22	726,072
291,370	Exeter Automobile Receivables Trust, Ser 2020-1A, Class A, 144a, 2.050%, 6/15/23	293,120
4,103,538	Finance of America HECM Buyout, Ser 2020-HB1, Class A, 144a, 2.012%, 2/25/30(A)(C)	4,128,857
1,667,366	Flagship Credit Auto Trust, Ser 2018-3, Class A, 144a, 3.070%, 2/15/23	1,680,880
3,822,489	Flagship Credit Auto Trust, Ser 2020-2, Class A, 144a, 1.490%, 7/15/24	3,844,971
1,793,333	Galaxy XX CLO Ltd., Ser 2015-20A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.600%), 1.735%, 4/20/31(A)	1,793,073
2,162,730	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	2,186,114

Principal Amount		Market Value
	Asset-Backed Securities — 13.4% (Continued)
$1,750,725	GLS Auto Receivables Issuer Trust, Ser 2019-4I, Class A, 2.470%, 11/15/23	$1,770,300
8,466	GM Financial Consumer Automobile, Ser 2017-1A, Class A3, 144a, 1.780%, 10/18/21	8,476
3,056,180	Honda Auto Receivables Owner Trust, Ser 2018-3, Class A3, 2.950%, 8/22/22	3,109,773
503,118	JFIN CLO 2014 Ltd., Ser 2014-1A, Class AR, (Cayman Islands), 144a, (3M LIBOR +0.950%), 2.085%, 4/21/25(A)	499,925
812,500	LCM Ltd., Ser 2019-30, (Cayman Islands), 144a, (3M LIBOR +0.750%), 1.885%, 4/20/31(A)	812,234
1,500,000	Madison Park Funding XXI Ltd., Ser 2016-21A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.900%), 2.119%, 10/15/32(A)	1,499,868
414,433	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	460,550
6,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class AT1, 144a, 2.590%, 7/15/52	5,871,482
4,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class DT1, 144a, 3.330%, 7/15/52	3,935,550
1,855,712	Pretium Mortgage Credit Partners LLC, Ser 2019-CFL1, Class A1, 144a, 3.721%, 1/25/59(A)(C)	1,839,934
6,626,750	PRPM LLC, Ser 2020-1A, Class A1, 144a, 2.981%, 2/25/25(A)(C)	6,570,953
3,666,202	Santander Drive Auto Receivables Trust, Ser 2020-1, Class A1, 1.650%, 4/15/21	3,669,132
144,577	Securitized Term Auto Receivables Trust, Ser 2018-1A, Class A3, (Canada), 144a, 3.068%, 1/25/22	145,715
2,181,818	Sound Point CLO VI-R Ltd., Ser 2014-2RA, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 1.835%, 10/20/31(A)	2,181,809
5,900,000	Towd Point Mortgage Trust, Ser 2016-1, Class M1, 144a, 3.500%, 2/25/55(A)(C)	6,260,761
5,629,261	Towd Point Mortgage Trust, Ser 2017-6, Class A1, 144a, 2.750%, 10/25/57(A)(C)	5,831,065
1,250,000	Tryon Park CLO Ltd., Ser 2013-1A, Class XR, (Cayman Islands), 144a, (3M LIBOR +0.550%), 1.769%, 4/15/29(A)	1,249,993
424,840	United Auto Credit Securitization Trust, Ser 2019-1, Class A, 144a, 2.820%, 7/12/21	425,078
823,591	USAA Auto Owner Trust, Ser 2017-1, Class A4, 1.880%, 9/15/22	825,651
334,841	West CLO Ltd., Ser 2014-1A, Class A1R, (Cayman Islands), 144a, (3M LIBOR +0.920%), 2.055%, 7/18/26(A)	333,369
1,285,000	World Financial Network Credit Card Master Trust, Ser 2015-B, Class A, 2.550%, 6/17/24	1,287,824
305,000	World Financial Network Credit Card Master Trust, Ser 2016-A, Class A, 2.030%, 4/15/25	307,835
125,000	World Omni Automobile Lease Securitization Trust, Ser 2019-A, Class A4, 3.010%, 7/15/24	128,224

	Total Asset-Backed Securities	$91,016,429

Shares
	Investment Funds — 6.6%
672,581	BlackRock Corporate High Yield Fund, Inc.± †	6,840,149
98,072	BlackRock Credit Allocation Income Trust±	1,294,550
107,591	BlackRock Debt Strategies Fund, Inc.± †	1,003,824
106,253	BlackRock Ltd. Duration Income Trust±	1,480,104
42,874	BlackRock Municipal Income Trust±	568,938

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Shares		Market Value
	Investment Funds — 6.6% (Continued)
310,913	BlackRock MuniVest Fund, Inc.±	$2,611,669
492	BlackRock MuniYield Quality Fund III, Inc.±	6,406
723	Eaton Vance Municipal Bond Fund±	9,197
102,063	First Trust High Income Long/Short Fund±	1,354,376
95,377	Invesco Municipal Opportunity Trust±	1,131,171
10,214	Invesco Municipal Trust±	120,117
1,367,151	Invesco Senior Income Trust±	4,730,342
2,006	Invesco Trust for Investment Grade Municipals±	24,152
67,005	Nuveen AMT-Free Quality Municipal Income Fund± †	931,370
1,478,201	Nuveen Credit Strategies Income Fund±	8,632,694
931	Nuveen Preferred & Income Opportunities Fund±	7,662
12,321	Nuveen Preferred & Income Securities Fund±	104,112
4,449	Nuveen Quality Municipal Income Fund±	62,375
227,823	Wells Fargo Income Opportunities Fund±	1,599,317
281,440	Western Asset High Income Fund II, Inc.± †	1,744,928
1,880,267	Western Asset High Income Opportunity Fund Inc.±	8,686,834
125,672	Western Asset High Yield Defined Opportunity Fund Inc.±	1,755,638

	Total Investment Funds	$44,699,925

Principal Amount
	Agency Collateralized Mortgage Obligations — 5.5%
$27,786,939	FHLMC Multifamily Structured Pass Through Certificates, Ser K104, Class X1, 1.127%, 1/25/30(A)(C)	2,464,313
47,495,369	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.700%, 4/25/30(A)(C)	6,085,905
34,600,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.698%, 4/25/30(A)(C)	4,659,976
6,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(A)(C)	1,616,369
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(A)(C)	4,670,214
35,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X1, 1.513%, 2/25/35(A)(C)	5,371,927
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.680%, 2/25/35(A)(C)	1,901,231
7,175,127	GNMA, Ser 2012-147, Class IO, 0.559%, 4/16/54(A)(C)(D)	215,765
29,063,096	GNMA, Ser 2016-110, Class IO, 0.993%, 5/16/58(A)(C)(D)	1,803,760
35,133,619	GNMA, Ser 2016-158, Class IO, 0.882%, 6/16/58(A)(C)(D)	2,037,023
37,544,235	GNMA, Ser 2016-52, Class IO, 0.906%, 3/16/58(A)(C)(D)	2,116,181
38,280,942	GNMA, Ser 2017-76, Class IO, 0.936%, 12/16/56(A)(C)(D)	2,301,979
45,233,786	GNMA, Ser 2017-94, Class IO, 0.659%, 2/16/59(A)(C)(D)	2,368,441

	Total Agency Collateralized Mortgage Obligations	$37,613,084

	Commercial Mortgage-Backed Securities — 4.8%
30,064,611	BANK, Ser 2020-BN26, Class XA, 1.357%, 3/15/63(A)(C)(D)	2,786,929
10,000,000	BXMT Ltd., Ser 2020-FL2, Class A, (Cayman Islands), 144a, (1M LIBOR +0.900%), 1.094%, 2/16/37(A)	9,712,500
3,585,831	Harvest Commercial Capital Loan Trust, Ser 2019-1, Class A, 144a, 3.290%, 9/25/46(A)(C)	3,617,247
3,468,551	Velocity Commercial Capital Loan Trust, Ser 2016-2, Class M1, 3.661%, 10/25/46(A)(C)	3,464,339
6,450,518	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(A)(C)	6,371,545

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.8% (Continued)
$6,455,528	Velocity Commercial Capital Loan Trust, Ser 2020-1, Class AFX, 144a, 2.610%, 2/25/50(A)(C)	$6,675,158

	Total Commercial Mortgage-Backed Securities	$32,627,718

	Non-Agency Collateralized Mortgage Obligations — 4.7%
585,056	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 2.515%, 2/25/45(A)	581,153
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 1.115%, 1/25/35(A)	3,960,341
76,855	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(C)	78,853
4,753,649	Citigroup Mortgage Loan Trust, Inc., Ser 2018-RP1, Class A1, 144a, 3.000%, 9/25/64(A)(C)	4,939,689
1,480,746	Ellington Financial Mortgage Trust, Ser 2020-1, Class A1, 144a, 2.006%, 6/25/65(A)(C)	1,484,256
626,435	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 3.337%, 7/25/35(A)(C)	614,393
5,868	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 2.302%, 12/25/32(A)	5,452
3,824,646	Metlife Securitization Trust, Ser 2017-1A, Class A, 144a, 3.000%, 4/25/55(A)(C)	3,979,900
189,478	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 3.695%, 9/25/34(A)(C)	182,899
1,304,237	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.750%), 0.935%, 9/25/35(A)	1,300,653
2,487,837	New Residential Mortgage Loan Trust, Ser 2017-2A, Class A3, 144a, 4.000%, 3/25/57(A)(C)	2,672,832
3,906,852	New Residential Mortgage Trust, Ser 2018-1A, Class A1A, 144a, 4.000%, 12/25/57(A)(C)	4,139,857
9,782	RALI Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,427
3,478,301	RMF Buyout Issuance Trust, Ser 2020-1, Class A, 144a, 2.158%, 2/25/30(A)(C)	3,487,132
4,175,601	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	4,190,294

	Total Non-Agency Collateralized Mortgage Obligations	$31,627,131

Shares
	Short-Term Investment Funds — 2.6%
16,118,664	Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	16,118,664
1,908,705	Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	1,908,705

	Total Short-Term Investment Funds	$18,027,369

	Total Investment Securities — 99.0% (Cost $678,940,743)	$672,928,201
	Other Assets in Excess of Liabilities — 1.0%	6,926,636

	Net Assets — 100.0%	$679,854,837

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
**	Represents collateral for securities loaned.
±	Closed-End Fund.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $1,851,857.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $170,904,493 or 25.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$268,540,750	$—	$268,540,750
Preferred Stocks	148,775,795	—	—	148,775,795
Asset-Backed Securities	—	91,016,429	—	91,016,429
Investment Funds	44,699,925	—	—	44,699,925
Agency Collateralized Mortgage Obligations	—	37,613,084	—	37,613,084
Commercial Mortgage-Backed Securities	—	32,627,718	—	32,627,718
Non-Agency Collateralized Mortgage Obligations	—	31,627,131	—	31,627,131
Short-Term Investment Funds	18,027,369	—	—	18,027,369

Total	$211,503,089	$461,425,112	$—	$672,928,201

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Focused Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Information Technology — 26.3%
Apple, Inc.	159,817	$58,301,242
Avnet, Inc.	277,874	7,748,517
International Business Machines Corp.	115,125	13,903,646
Microsoft Corp.	326,531	66,452,324
Oracle Corp.	316,235	17,478,308
salesforce.com, Inc.*	170,421	31,924,966
SS&C Technologies Holdings, Inc.	146,056	8,249,243
Texas Instruments, Inc.	114,131	14,491,213
Workday, Inc. - Class A*	68,143	12,767,272

		231,316,731

Communication Services — 19.3%
Alphabet, Inc. - Class A*	4,209	5,968,572
Alphabet, Inc. - Class C*	34,961	49,421,219
Comcast Corp. - Class A	658,008	25,649,152
Facebook, Inc. - Class A*	221,969	50,402,501
Fox Corp. - Class A	289,405	7,761,842
Netflix, Inc.*	35,828	16,303,173
Walt Disney Co. (The)	127,711	14,241,054

		169,747,513

Consumer Discretionary — 13.8%
Alibaba Group Holding Ltd. (China) ADR*	65,390	14,104,623
Amazon.com, Inc.*	16,743	46,190,923
Choice Hotels International, Inc.	88,384	6,973,498
Cracker Barrel Old Country Store, Inc.	89,703	9,948,960
Floor & Decor Holdings, Inc. - Class A*	178,820	10,308,973
JD.com, Inc. (China) ADR*	221,263	13,315,607
Starbucks Corp.	158,516	11,665,192
Trip.com Group Ltd. (China) ADR*	334,035	8,658,187

		121,165,963

Financials — 12.1%
Bank of America Corp.	861,071	20,450,436
Berkshire Hathaway, Inc. - Class B*	259,152	46,261,224
Goldman Sachs Group, Inc. (The)	116,068	22,937,358
Signature Bank/NewYork NY	153,654	16,428,686

		106,077,704

Health Care — 10.2%
AmerisourceBergen Corp.	86,652	8,731,922
Bristol-Myers Squibb Co.	297,102	17,469,598
HCA Healthcare, Inc.	141,308	13,715,355
Johnson & Johnson	191,981	26,998,288
UnitedHealth Group, Inc.	76,711	22,625,909

		89,541,072

Industrials — 8.7%
Deere & Co.	97,091	15,257,851
FedEx Corp.	54,139	7,591,371
Hubbell, Inc.	118,296	14,829,586
Parker-Hannifin Corp.	55,696	10,207,406
Raytheon Technologies Corp.	210,986	13,000,957
Union Pacific Corp.	93,849	15,867,050

		76,754,221

	Shares	Market Value
Real Estate — 3.5%
Americold Realty Trust REIT	314,841	$11,428,728
Jones Lang LaSalle, Inc.	181,925	18,821,961

		30,250,689

Consumer Staples — 3.3%
Monster Beverage Corp.*	216,813	15,029,477
Philip Morris International, Inc.	200,357	14,037,012

		29,066,489

Energy — 1.7%
Exxon Mobil Corp.	225,353	10,077,786
Schlumberger Ltd.	275,554	5,067,438

		15,145,224

Materials — 1.1%
DuPont de Nemours, Inc.	174,580	9,275,435

Total Common Stocks		$878,341,041

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	2,628,780	$2,628,780

Total Investment Securities —100.3% (Cost $601,896,267)		$880,969,821
Liabilities in Excess of Other Assets — (0.3%)		(2,239,240)

Net Assets — 100.0%		$878,730,581

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$878,341,041	$—	$—	$878,341,041
Short-Term Investment Fund	2,628,780	—	—	2,628,780

Total	$880,969,821	$—	$—	$880,969,821

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Global ESG Equity Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.1%
United States — 49.3%
Communication Services — 9.7%
Alphabet, Inc. - Class A*	9,002	$12,765,286
Facebook, Inc. - Class A*	71,647	16,268,884
Verizon Communications, Inc.	330,458	18,218,150
Walt Disney Co. (The)	85,097	9,489,166

Consumer Discretionary — 4.3%
Amazon.com, Inc.*	7,615	21,008,414
Kohl’s Corp.	215,566	4,477,306

Energy — 0.6%
ConocoPhillips	79,002	3,319,664

Financials — 7.1%
Aflac, Inc.	341,980	12,321,540
Discover Financial Services	167,157	8,372,894
First Horizon National Corp.	285,298	2,841,568
Progressive Corp. (The)	229,419	18,378,756

Health Care — 8.4%
Alnylam Pharmaceuticals, Inc.*	37,717	5,586,265
Becton Dickinson & Co.	36,853	8,817,817
BioMarin Pharmaceutical, Inc.*	48,810	6,020,226
Cerner Corp.	139,571	9,567,592
Illumina, Inc.*	12,227	4,528,270
Ionis Pharmaceuticals, Inc.*	70,895	4,179,969
Neurocrine Biosciences, Inc.*	33,511	4,088,342
Regeneron Pharmaceuticals, Inc.*	9,871	6,156,049

Industrials — 2.0%
Deere & Co.	55,423	8,709,725
Lyft, Inc.—Class A*	88,330	2,915,773

Information Technology — 15.3%
Apple, Inc.	68,806	25,100,429
Applied Materials, Inc.	113,486	6,860,228
Cognex Corp.	55,781	3,331,241
Fidelity National Information Services, Inc.	29,908	4,010,364
Keysight Technologies, Inc.*	27,219	2,743,131
Micron Technology, Inc.*	164,149	8,456,956
Microsoft Corp.	144,733	29,454,613
Visa, Inc. - Class A	50,069	9,671,829

Materials — 1.2%
Crown Holdings, Inc.*	105,295	6,857,863

Real Estate — 0.7%
American Campus Communities, Inc. REIT	122,370	4,278,055

Total United States		288,796,365

France — 9.2%
Communication Services — 0.7%
Ubisoft Entertainment SA*	50,069	4,146,239

Energy — 2.8%
TOTAL SA†	423,229	16,319,045

Industrials — 5.7%
Cie de Saint-Gobain*	348,322	12,567,797
Schneider Electric SE	190,405	21,180,032

Total France		54,213,113

Germany — 8.8%
Consumer Discretionary — 1.4%
Continental AG*	82,247	8,085,812

Industrials — 3.0%
Deutsche Post AG*	355,442	13,051,789
KION Group AG*	71,550	4,405,325

Materials — 1.7%
HeidelbergCement AG	188,011	10,064,561

	Shares	Market Value
Germany — (Continued)
Real Estate — 2.7%
Vonovia SE	260,290	$15,909,725

Total Germany		51,517,212

Japan — 8.2%
Communication Services — 2.5%
KDDI Corp.	487,300	14,539,641

Consumer Discretionary — 2.1%
Panasonic Corp.	117,200	1,027,732
Sony Corp.	161,600	11,155,276

Health Care — 0.8%
Eisai Co. Ltd.	60,300	4,790,771

Industrials — 1.4%
Amada Co. Ltd.	457,300	3,744,310
Mitsubishi Electric Corp.	324,400	4,237,076

Information Technology — 1.4%
Kyocera Corp.	152,900	8,345,982

Total Japan		47,840,788

United Kingdom — 6.1%
Consumer Staples — 0.5%
Reckitt Benckiser Group PLC	32,204	2,962,717

Financials — 3.9%
Lloyds Banking Group PLC	21,836,168	8,423,528
Willis Towers Watson PLC	73,895	14,553,620

Health Care — 1.7%
GlaxoSmithKline PLC ADR	238,376	9,723,357

Total United Kingdom		35,663,222

Switzerland — 3.0%
Health Care — 1.8%
Novartis AG	124,656	10,860,164

Information Technology — 1.2%
TE Connectivity Ltd.	83,062	6,773,706

Total Switzerland		17,633,870

Italy — 2.9%
Utilities — 2.9%
Enel SpA	1,964,813	16,992,581

China — 2.6%
Communication Services — 1.7%
Tencent Holdings Ltd.	154,100	9,874,406

Consumer Discretionary — 0.9%
Shenzhou International Group Holdings Ltd.	433,100	5,265,290

Total China		15,139,696

Sweden — 2.4%
Financials — 2.4%
Svenska Handelsbanken AB—Class A*	751,169	7,132,592
Swedbank AB—Class A*	559,913	7,189,776

Total Sweden		14,322,368

Canada — 2.3%
Financials — 1.0%
Intact Financial Corp.	64,824	6,169,644

Materials — 1.3%
Agnico Eagle Mines Ltd.	115,831	7,420,134

Total Canada		13,589,778

Ireland — 1.3%
Health Care — 1.3%
Medtronic PLC	80,385	7,371,305

6

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 99.1% (Continued)
Hong Kong — 1.2%
Financials — 1.2%
AIA Group Ltd.	725,400	$6,788,007
India — 0.9%
Financials — 0.9%
ICICI Bank Ltd. ADR	603,824	5,609,525
South Korea — 0.9%
Communication Services — 0.9%
KT Corp. ADR	516,803	5,033,661
Total Common Stocks		$580,511,491
Exchange-Traded Funds — 1.0%
iShares Core MSCI EAFE ETF	51,268	2,930,479
iShares Core S&P 500 ETF	9,487	2,938,029
Total Exchange-Traded Funds		$5,868,508
Short-Term Investment Funds — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	1,047,496	1,047,496
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	17,095,037	17,095,037
Total Short-Term Investment Funds		$18,142,533
Total Investment Securities —103.2% (Cost $508,799,669)		$604,522,532
Liabilities in Excess of Other Assets — (3.2%)		(18,737,461)
Net Assets — 100.0%		$585,785,071

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $16,155,827.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$288,796,365	$—	$—	$288,796,365
France	—	54,213,113	—	54,213,113
Germany	—	51,517,212	—	51,517,212
Japan	—	47,840,788	—	47,840,788
United Kingdom	24,276,977	11,386,245	—	35,663,222
Switzerland	6,773,706	10,860,164	—	17,633,870
Italy	—	16,992,581	—	16,992,581
China	—	15,139,696	—	15,139,696
Sweden	—	14,322,368	—	14,322,368
Canada	13,589,778	—	—	13,589,778
Ireland	7,371,305	—	—	7,371,305
Hong Kong	—	6,788,007	—	6,788,007
India	5,609,525	—	—	5,609,525
South Korea	5,033,661	—	—	5,033,661
Exchange-Traded Funds	5,868,508	—	—	5,868,508
Short-Term Investment Funds	18,142,533	—	—	18,142,533

Total	$375,462,358	$229,060,174	$—	$604,522,532

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Growth Opportunities Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Information Technology — 42.4%
Apple, Inc.	28,382	$10,353,754
Applied Materials, Inc.	37,130	2,244,508
Broadcom, Inc.	6,600	2,083,026
Dropbox, Inc. - Class A*	98,460	2,143,474
Fidelity National Information Services, Inc.	27,509	3,688,682
Global Payments, Inc.	19,787	3,356,271
Intel Corp.	22,570	1,350,363
Lumentum Holdings, Inc.*	18,840	1,534,141
Microsoft Corp.	45,639	9,287,993
NXP Semiconductors NV (Netherlands)	13,890	1,584,016
PayPal Holdings, Inc.*	25,830	4,500,361
Proofpoint, Inc.*	18,499	2,055,609
QUALCOMM, Inc.	22,430	2,045,840
salesforce.com, Inc.*	21,598	4,045,953
Science Applications International Corp.	22,520	1,749,354
ServiceNow, Inc.*	10,631	4,306,193
Visa, Inc. - Class A	28,132	5,434,258
Zendesk, Inc.*	39,848	3,527,743

		65,291,539

Health Care — 16.7%
Amedisys, Inc.*	8,054	1,599,041
Ascendis Pharma A/S (Denmark) ADR*	22,295	3,297,430
Bio-Rad Laboratories, Inc. - Class A*	4,795	2,164,895
Boston Scientific Corp.*	60,200	2,113,622
Bristol-Myers Squibb Co.	55,856	3,284,333
Humana, Inc.	6,970	2,702,617
Pacira BioSciences, Inc.*	41,700	2,187,999
Seattle Genetics, Inc.*	11,080	1,882,714
Thermo Fisher Scientific, Inc.	8,052	2,917,562
Vertex Pharmaceuticals, Inc.*	11,895	3,453,237

		25,603,450

Consumer Discretionary — 14.8%
Amazon.com, Inc.*	4,607	12,709,884
Home Depot, Inc. (The)	19,224	4,815,804
NIKE, Inc. - Class B	28,760	2,819,918
TopBuild Corp.*	21,714	2,470,402

		22,816,008

Communication Services — 13.4%
Alphabet, Inc. - Class A*	5,856	8,304,101
Charter Communications, Inc. - Class A*	5,878	2,998,015
Facebook, Inc. - Class A*	31,209	7,086,628
T-Mobile US, Inc.*	21,890	2,279,843

		20,668,587

Industrials — 6.7%
AMETEK, Inc.	25,421	2,271,875
L3Harris Technologies, Inc.	14,790	2,509,419
Trane Technologies PLC	10,105	899,143
TransDigm Group, Inc.	4,413	1,950,767
Union Pacific Corp.	15,647	2,645,438

		10,276,642

Financials — 4.8%
LPL Financial Holdings, Inc.	27,270	2,137,968
S&P Global, Inc.	8,706	2,868,453
Willis Towers Watson PLC	12,080	2,379,156

		7,385,577

	Shares	Market Value
Consumer Staples — 1.2%
Constellation Brands, Inc.—Class A	10,180	$1,780,991

Total Common Stocks		$153,822,794

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	342,203	$342,203

Total Investment Securities —100.2% (Cost $93,911,699)		$154,164,997
Liabilities in Excess of Other Assets — (0.2%)		(285,820)

Net Assets — 100.0%		$153,879,177

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$153,822,794	$—	$—	$153,822,794
Short-Term Investment Fund	342,203	—	—	342,203
Total	$154,164,997	$—	$—	$154,164,997

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.3%
Information Technology — 40.5%
Applied Materials, Inc.	395,011	$23,878,415
Cognizant Technology Solutions Corp. - Class A	349,790	19,875,068
Dropbox, Inc. - Class A*	1,117,270	24,322,968
Fidelity National Information Services, Inc.	210,630	28,243,377
FleetCor Technologies, Inc.*	128,885	32,418,444
Fortinet, Inc.*	255,362	35,053,542
Global Payments, Inc.	243,650	41,327,913
HubSpot, Inc.*	57,970	13,005,569
Microchip Technology, Inc.	128,547	13,537,285
MongoDB, Inc.*	60,440	13,679,990
Motorola Solutions, Inc.	111,660	15,646,916
NCR Corp.*	530,028	9,180,085
Nice Ltd. (Israel) ADR*	135,433	25,629,341
NXP Semiconductors NV (Netherlands)	184,720	21,065,469
ServiceNow, Inc.*	84,950	34,409,847
Splunk, Inc.*	222,280	44,167,036
Square, Inc. - Class A*	167,490	17,576,401
SS&C Technologies Holdings, Inc.	441,522	24,937,163
Twilio, Inc. - Class A*	151,630	33,270,655
Xilinx, Inc.	182,310	17,937,481
Zendesk, Inc.*	409,410	36,245,067

		525,408,032

Health Care — 22.4%
Align Technology, Inc.*	70,300	19,293,132
Ascendis Pharma A/S (Denmark) ADR*	227,450	33,639,855
BioMarin Pharmaceutical, Inc.*	245,500	30,279,970
Cooper Cos., Inc. (The)	74,099	21,017,440
DexCom, Inc.*	59,280	24,032,112
ICON PLC (Ireland)*	138,540	23,338,448
IDEXX Laboratories, Inc.*	104,938	34,646,330
Masimo Corp.*	82,370	18,779,536
Mettler-Toledo International, Inc.*	31,674	25,514,991
Quest Diagnostics, Inc.	155,490	17,719,640
Seattle Genetics, Inc.*	122,682	20,846,125
STERIS PLC	146,119	22,420,499

		291,528,078

Industrials — 15.0%
AMETEK, Inc.	222,280	19,865,164
CoStar Group, Inc.*	20,678	14,695,234
JB Hunt Transport Services, Inc.	196,266	23,618,650
L3Harris Technologies, Inc.	105,997	17,984,511
Rockwell Automation, Inc.	111,835	23,820,855
Teledyne Technologies, Inc.*	68,059	21,162,946
Trane Technologies PLC	208,360	18,539,873
TransDigm Group, Inc.	53,136	23,488,769
TransUnion	225,041	19,587,569
Waste Connections, Inc.	122,340	11,474,269

		194,237,840

Consumer Discretionary — 10.3%
Chipotle Mexican Grill, Inc.*	15,752	16,576,775
Hilton Worldwide Holdings, Inc.	317,400	23,313,030
Lululemon Athletica, Inc.*	54,110	16,882,861
O’Reilly Automotive, Inc.*	82,363	34,730,006
Ross Stores, Inc.	264,330	22,531,489
Ulta Beauty, Inc.*	99,015	20,141,631

		134,175,792

	Shares	Market Value
Financials — 5.6%
Arthur J Gallagher & Co.	199,190	$19,419,033
Brookfield Asset Management, Inc. (Canada) - Class A	453,010	14,904,029
MSCI, Inc.	44,110	14,724,800
Tradeweb Markets, Inc. - Class A	412,170	23,963,564

		73,011,426

Real Estate — 3.9%
SBA Communications Corp. REIT	95,460	28,439,443
Sun Communities, Inc. REIT	159,909	21,696,453

		50,135,896

Materials — 1.6%
RPM International, Inc.	277,420	20,823,145

Total Common Stocks		$1,289,320,209

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	11,424,115	$11,424,115

Total Investment Securities —100.2% (Cost $946,641,314)		$1,300,744,324
Liabilities in Excess of Other Assets — (0.2%)		(2,445,097)

Net Assets — 100.0%		$1,298,299,227

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,289,320,209	$—	$—	$1,289,320,209
Short-Term Investment Fund	11,424,115	—	—	11,424,115

Total	$1,300,744,324	$—	$—	$1,300,744,324

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 94.3%
China — 35.1%
Communication Services — 10.9%
Baidu, Inc. ADR*	204,411	$24,506,835
Tencent Holdings Ltd.	2,902,000	185,954,104

Consumer Discretionary — 17.1%
Alibaba Group Holding Ltd. ADR*	815,876	175,984,453
ANTA Sports Products Ltd.	7,178,500	63,867,681
New Oriental Education & Technology Group, Inc. ADR*	411,332	53,567,766
Trip.com Group Ltd. ADR*	1,376,631	35,682,275

Consumer Staples — 1.4%
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	1,539,983	27,125,360

Health Care — 3.8%
BeiGene Ltd. ADR*	116,620	21,971,208
Wuxi Biologics, Inc., 144a*	2,831,000	51,964,749

Information Technology — 1.9%
Sunny Optical Technology Group Co. Ltd.	2,309,200	37,165,392

Total China		677,789,823

India — 15.0%
Consumer Discretionary — 3.7%
Jubilant Foodworks Ltd.	1,899,494	43,470,883
Titan Co. Ltd.	2,233,545	28,122,981

Consumer Staples — 1.5%
Britannia Industries Ltd.	627,881	30,027,759

Financials — 6.2%
Bajaj Finance Ltd.	1,349,966	50,810,244
HDFC Bank Ltd.	3,455,916	48,785,498
ICICI Prudential Life Insurance Co. Ltd., 144a	3,513,111	19,860,743

Health Care — 2.4%
Apollo Hospitals Enterprise Ltd.	2,578,756	46,146,554

Materials — 1.2%
Asian Paints Ltd.	1,033,213	23,099,738

Total India		290,324,400

Argentina — 8.4%
Consumer Discretionary — 6.6%
MercadoLibre, Inc.*	129,175	127,336,840

Information Technology — 1.8%
Globant SA*	239,285	35,856,857

Total Argentina		163,193,697

Singapore — 8.3%
Communication Services — 8.3%
Sea Ltd. ADR*	1,487,774	159,548,884

Russia — 5.6%
Communication Services — 5.6%
Mail.Ru Group Ltd. GDR*	894,600	20,128,500
Yandex NV - Class A*	1,762,229	88,146,695

Total Russia		108,275,195

Brazil — 5.5%
Consumer Staples — 1.2%
Raia Drogasil SA	1,114,600	22,885,978

Financials — 0.9%
XP, Inc. - Class A*	407,054	17,100,338

Industrials — 1.2%
Localiza Rent a Car SA	3,049,215	23,011,674

Information Technology — 2.2%
Pagseguro Digital Ltd. - Class A*	1,228,696	43,422,117

Total Brazil		106,420,107

	Shares	Market Value
Hong Kong — 4.2%
Financials — 3.0%
AIA Group Ltd.	6,240,200	$58,393,327

Health Care — 1.2%
Hutchison China MediTech Ltd. ADR*	817,178	22,537,769

Total Hong Kong		80,931,096

Taiwan — 3.5%
Information Technology — 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,206,935	68,517,700

Netherlands — 2.8%
Consumer Discretionary — 2.8%
Prosus NV*	570,825	53,062,973

Indonesia — 2.1%
Financials — 2.1%
Bank Central Asia Tbk PT	20,340,400	40,697,097

Thailand — 1.9%
Consumer Staples — 1.9%
CP ALL PCL*	16,721,100	36,852,569

Cambodia — 1.2%
Consumer Discretionary — 1.2%
NagaCorp Ltd.	20,143,000	23,497,820

Vietnam — 0.7%
Real Estate — 0.7%
Vincom Retail JSC*	12,184,824	13,091,759

Total Common Stocks		$1,822,203,120

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	52,811,034	$52,811,034

Total Investment Securities —97.0% (Cost $1,384,346,051)		$1,875,014,154
Other Assets in Excess of Liabilities — 3.0%		57,984,241

Net Assets — 100.0%		$1,932,998,395

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $71,825,492 or 3.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

10

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$311,712,537	$366,077,286	$—	$677,789,823
India	48,785,498	241,538,902	—	290,324,400
Argentina	163,193,697	—	—	163,193,697
Singapore	159,548,884	—	—	159,548,884
Russia	108,275,195	—	—	108,275,195
Brazil	106,420,107	—	—	106,420,107
Hong Kong	22,537,769	58,393,327	—	80,931,096
Taiwan	68,517,700	—	—	68,517,700
Netherlands	53,062,973	—	—	53,062,973
Indonesia	—	40,697,097	—	40,697,097
Thailand	—	36,852,569	—	36,852,569
Cambodia	—	23,497,820	—	23,497,820
Vietnam	—	13,091,759	—	13,091,759
Short-Term Investment Fund	52,811,034	—	—	52,811,034

Total	$1,094,865,394	$780,148,760	$—	$1,875,014,154

See accompanying Notes to Portfolios of Investments.

11

Notes to Portfolios of Investments

June 30, 2020 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended June 30, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

12

Notes to Portfolios of Investments (Unaudited) (Continued)

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date.

13